T. ROWE PRICE Target 2040 Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 18.5%
T. Rowe Price Funds:
New Income Fund  25,969 4,259 4,703 3,026,167 24,451
U.S. Treasury Long-Term Index
Fund  9,294 3,098 1,479 1,264,849 10,220
International Bond Fund (USD
Hedged)  9,335 2,055 1,324 1,124,126 8,982
Limited Duration Inflation
Focused Bond Fund  10,289 2,940 3,943 1,863,694 8,647
Dynamic Global Bond Fund  7,812 1,796 2,344 757,705 6,425
Emerging Markets Bond Fund  4,156 768 468 504,435 4,303
High Yield Fund  3,656 1,013 389 727,745 4,119
Floating Rate Fund  3,563 462 1,883 244,659 2,239
Total Bond Mutual Funds (Cost $80,508) 69,386
EQUITY MUTUAL FUNDS 77.8%
T. Rowe Price Funds:
Value Fund  58,594 11,473 15,177 1,271,695 48,871
Growth Stock Fund (2) 42,750 10,606 5,458 673,281 45,157
Equity Index 500 Fund  32,867 7,348 10,199 279,088 29,201
Overseas Stock Fund  22,965 6,288 3,379 2,228,618 25,585
International Value Equity Fund  24,502 3,706 6,377 1,489,389 21,894
International Stock Fund  20,114 3,486 2,643 1,228,486 21,241
U.S. Large-Cap Core Fund  6,034 10,228 1,123 493,314 14,563
Real Assets Fund  12,430 4,370 1,285 1,052,462 14,534
Mid-Cap Growth Fund  10,856 1,856 1,151 124,074 11,730
Mid-Cap Value Fund  11,791 2,818 2,332 369,173 11,293
U.S. Equity Research Fund  8,495 3,419 1,032 282,393 10,655
Emerging Markets Discovery
Stock Fund  8,705 2,133 1,012 754,864 9,406
Emerging Markets Stock Fund  8,515 1,299 1,051 234,942 8,225
Small-Cap Stock Fund  6,959 1,837 792 145,016 8,044
Small-Cap Value Fund  7,371 1,257 1,265 138,441 7,182
New Horizons Fund (2) 4,285 892 617 95,484 4,854
Total Equity Mutual Funds (Cost $277,128) 292,435
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  37 10,774 10,769 415 42
Total Other Mutual Funds (Cost $41) 42

T. ROWE PRICE Target 2040 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.7%
Money Market Funds 3.7%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 3,468 28,158 17,685 13,941,144 13,941
Total Short-Term Investments (Cost $13,941) 13,941
Total Investments in Securities 100.0%
(Cost $371,618) $ 375,804
Other Assets Less Liabilities (0.0)% (160)
Net Assets 100.0% $ 375,644
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2040 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 705 $ (839) $ 179
Emerging Markets Bond Fund  (94) (153) 188
Emerging Markets Discovery Stock Fund  (172) (420) 330
Emerging Markets Stock Fund  (103) (538) 167
Equity Index 500 Fund  (117) (815) 383
Floating Rate Fund  (120) 97 135
Growth Stock Fund  39 (2,741) —
High Yield Fund  (35) (161) 194
International Bond Fund (USD Hedged)  547 (1,084) 157
International Stock Fund  (369) 284 326
International Value Equity Fund  (480) 63 859
Limited Duration Inflation Focused Bond Fund  (211) (639) 526
Mid-Cap Growth Fund  119 169 35
Mid-Cap Value Fund  1,199 (984) 177
New Horizons Fund  27 294 —
New Income Fund  (546) (1,074) 603
Overseas Stock Fund  (328) (289) 770
Real Assets Fund  (35) (981) 386
Small-Cap Stock Fund  185 40 61
Small-Cap Value Fund  223 (181) 81
Transition Fund  30 — 10
U.S. Equity Research Fund  (90) (227) 130
U.S. Large-Cap Core Fund  437 (576) 122
U.S. Treasury Long-Term Index Fund  (551) (693) 228
Value Fund  3,138 (6,019) 996
U.S. Treasury Money Fund, 4.61% — — 271
Totals $ 3,398# $ (17,467) $ 7,314+
# Capital gain distributions from underlying Price funds represented $9,737 of the net realized gain (loss).
+ Investment income comprised $7,314 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2040 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2040 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Target 2040 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F196-054Q3 02/23